FAIR VALUE MEASUREMENT - Valuation Techniques and Inputs for Level 3 Fair Value Measurements (Details) - Level 3 - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Interest-bearing deposits | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Liabilities	$ 434,000,000	$ 486,000,000
Interest-bearing deposits | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Forward price (as a percent)	35.09%	35.34%
Commodity volatility (as a percent)	5.00%	5.00%
Commodity correlation (as a percent)	(57.00%)	(57.00%)
Equity-IR correlation (as a percent)	23.00%	34.00%
Interest-bearing deposits | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Forward price (as a percent)	299.32%	268.77%
Commodity volatility (as a percent)	83.00%	83.00%
Commodity correlation (as a percent)	91.00%	91.00%
Equity-IR correlation (as a percent)	39.00%	37.00%
Interest-bearing deposits | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Forward price (as a percent)	112.72%	101.74%
Commodity volatility (as a percent)	24.00%	24.00%
Commodity correlation (as a percent)	30.00%	30.00%
Equity-IR correlation (as a percent)	34.51%	35.43%
Federal funds purchased and securities loaned or sold under agreements to repurchase | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Liabilities	$ 1,245,000,000	$ 1,043,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	1.27%	0.74%
Federal funds purchased and securities loaned or sold under agreements to repurchase | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	2.02%	2.26%
Federal funds purchased and securities loaned or sold under agreements to repurchase | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	1.92%	1.90%
Short-term borrowings and long-term debt | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Liabilities	$ 7,004,000,000	$ 7,204,000,000
Short-term borrowings and long-term debt | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
IR lognormal volatility (as a percent)		18.05%
Mean reversion (as a percent)	(5.52%)	1.00%
Forward price (as a percent)	35.09%	35.34%
Equity volatility (as a percent)	9.55%	10.18%
Equity forward (as a percent)	82.72%	89.50%
Equity-Equity correlation (as a percent)	(80.54%)
Commodity volatility (as a percent)		5.00%
Commodity correlation (as a percent)		(57.00%)
Credit correlation (as a percent)		87.50%
Equity-FX correlation (as a percent)	(88.20%)
Short-term borrowings and long-term debt | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
IR lognormal volatility (as a percent)		90.65%
Mean reversion (as a percent)	20.00%	20.00%
Forward price (as a percent)	299.32%	268.77%
Equity volatility (as a percent)	42.56%	69.65%
Equity forward (as a percent)	100.80%	100.80%
Equity-Equity correlation (as a percent)	100.00%
Commodity volatility (as a percent)		83.00%
Commodity correlation (as a percent)		91.00%
Credit correlation (as a percent)		87.50%
Equity-FX correlation (as a percent)	56.85%
Short-term borrowings and long-term debt | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
IR lognormal volatility (as a percent)		30.21%
Mean reversion (as a percent)	7.80%	10.50%
Forward price (as a percent)	106.32%	101.80%
Equity volatility (as a percent)	22.26%	23.72%
Equity forward (as a percent)	94.48%	95.80%
Equity-Equity correlation (as a percent)	49.16%
Commodity volatility (as a percent)		24.00%
Commodity correlation (as a percent)		30.00%
Credit correlation (as a percent)		87.50%
Equity-FX correlation (as a percent)	(31.76%)
Trading account assets and liabilities | Interest rate contracts | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value (gross)	$ 4,553,000,000	$ 8,309,000,000
Trading account assets and liabilities | Interest rate contracts | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
IR lognormal volatility (as a percent)	17.41%	18.05%
Mean reversion (as a percent)	(5.52%)	1.00%
Trading account assets and liabilities | Interest rate contracts | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
IR lognormal volatility (as a percent)	137.02%	90.65%
Mean reversion (as a percent)	20.00%	20.00%
Trading account assets and liabilities | Interest rate contracts | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
IR lognormal volatility (as a percent)	37.60%	30.21%
Mean reversion (as a percent)	0.71%	10.50%
Trading account assets and liabilities | Foreign exchange contracts | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value (gross)	$ 1,326,000,000	$ 1,428,000,000
Trading account assets and liabilities | Foreign exchange contracts | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Foreign exchange (FX) volatility (as a percent)	0.38%	0.37%
Trading account assets and liabilities | Foreign exchange contracts | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Foreign exchange (FX) volatility (as a percent)	25.73%	58.40%
Trading account assets and liabilities | Foreign exchange contracts | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Foreign exchange (FX) volatility (as a percent)	11.63%	8.57%
Trading account assets and liabilities | Foreign exchange contracts | Cash flow
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value (gross)	$ 275,000,000	$ 294,000,000
Trading account assets and liabilities | Foreign exchange contracts | Cash flow | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	7.50%	3.72%
Credit spread (as a percent)	0.03%
Forward price (as a percent)	1.48%
IR-IR Correlation	(51.00%)
IR-FX correlation (as a percent)	(20.30%)	40.00%
Trading account assets and liabilities | Foreign exchange contracts | Cash flow | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	7.50%	8.27%
Credit spread (as a percent)	5.15%
Forward price (as a percent)	138.09%
IR-IR Correlation	77.94%
IR-FX correlation (as a percent)	60.00%	60.00%
Trading account assets and liabilities | Foreign exchange contracts | Cash flow | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	7.50%	5.02%
Credit spread (as a percent)	2.35%
Forward price (as a percent)	56.80%
IR-IR Correlation	32.91%
IR-FX correlation (as a percent)	48.85%	50.00%
Trading account assets and liabilities | Equity contracts | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value (gross)	$ 3,976,000,000	$ 4,431,000,000
Trading account assets and liabilities | Equity contracts | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Equity volatility (as a percent)	11.87%	9.56%
Equity-Equity correlation (as a percent)	(80.54%)
Trading account assets and liabilities | Equity contracts | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Equity volatility (as a percent)	49.57%	82.44%
Equity-Equity correlation (as a percent)	100.00%
Trading account assets and liabilities | Equity contracts | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Equity volatility (as a percent)	27.33%	24.61%
Equity-Equity correlation (as a percent)	49.54%
Trading account assets and liabilities | Equity contracts | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value (gross)		$ 502,000,000
Trading account assets and liabilities | Equity contracts | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price		$ 0.01
Equity forward (as a percent)	82.72%	84.10%
Equity-Equity correlation (as a percent)		(66.30%)
Equity-FX correlation (as a percent)	(88.17%)	(88.20%)
Trading account assets and liabilities | Equity contracts | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price		$ 144.50
Equity forward (as a percent)	100.53%	100.80%
Equity-Equity correlation (as a percent)		94.80%
Equity-FX correlation (as a percent)	65.00%	48.70%
Trading account assets and liabilities | Equity contracts | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price		$ 93.05
Equity forward (as a percent)	95.20%	94.10%
Equity-Equity correlation (as a percent)		36.87%
Equity-FX correlation (as a percent)	(21.09%)	(25.17%)
Trading account assets and liabilities | Commodity contracts | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value (gross)	$ 4,061,000,000	$ 3,606,000,000
Trading account assets and liabilities | Commodity contracts | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Forward price (as a percent)	35.09%	35.34%
Commodity volatility (as a percent)	5.00%	5.00%
Commodity correlation (as a percent)	(57.00%)	(57.00%)
Trading account assets and liabilities | Commodity contracts | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Forward price (as a percent)	299.32%	268.77%
Commodity volatility (as a percent)	83.00%	83.00%
Commodity correlation (as a percent)	91.00%	91.00%
Trading account assets and liabilities | Commodity contracts | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Forward price (as a percent)	112.98%	101.74%
Commodity volatility (as a percent)	24.00%	24.00%
Commodity correlation (as a percent)	30.00%	30.00%
Trading account assets and liabilities | Credit derivatives | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value (gross)	$ 5,849,000,000	$ 4,944,000,000
Trading account assets and liabilities | Credit derivatives | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Recovery rate (as a percent)	1.00%	13.97%
Trading account assets and liabilities | Credit derivatives | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Recovery rate (as a percent)	75.00%	75.00%
Trading account assets and liabilities | Credit derivatives | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Recovery rate (as a percent)	32.49%	37.62%
Trading account assets and liabilities | Credit derivatives | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value (gross)	$ 1,424,000,000	$ 1,584,000,000
Trading account assets and liabilities | Credit derivatives | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 0.33	$ 1.00
Credit spread (as a percent)	0.01%	0.01%
Credit correlation (as a percent)	5.00%	0.00%
Upfront points	0.0700	0.39
Trading account assets and liabilities | Credit derivatives | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 101.00	$ 144.50
Credit spread (as a percent)	9.67%	33.80%
Credit correlation (as a percent)	90.00%	95.00%
Upfront points	0.9992	100.00
Trading account assets and liabilities | Credit derivatives | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 61.52	$ 53.86
Credit spread (as a percent)	1.33%	1.80%
Credit correlation (as a percent)	43.48%	58.76%
Upfront points	0.6675	52.26
Nontrading derivatives and other financial assets and liabilities | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value (gross)	$ 194,000,000	$ 74,000,000
Nontrading derivatives and other financial assets and liabilities | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Redemption rate (as a percent)		13.00%
Forward price (as a percent)		107.00%
Recovery rate (as a percent)	7.00%
Nontrading derivatives and other financial assets and liabilities | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Redemption rate (as a percent)		99.50%
Forward price (as a percent)		107.10%
Recovery rate (as a percent)	40.00%
Nontrading derivatives and other financial assets and liabilities | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Redemption rate (as a percent)		68.73%
Forward price (as a percent)		107.05%
Recovery rate (as a percent)	10.72%
Nontrading derivatives and other financial assets and liabilities | Yield analysis
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value (gross)
Nontrading derivatives and other financial assets and liabilities | Yield analysis | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	5.26%
Redemption rate (as a percent)	27.00%
Nontrading derivatives and other financial assets and liabilities | Yield analysis | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	5.28%
Redemption rate (as a percent)	99.50%
Nontrading derivatives and other financial assets and liabilities | Yield analysis | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	5.27%
Redemption rate (as a percent)	74.80%
Securities sold, not yet purchased | Trading account liabilities | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Liabilities		$ 251,000,000
Securities sold, not yet purchased | Trading account liabilities | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit-IR correlation (as a percent)		(70.49%)
Securities sold, not yet purchased | Trading account liabilities | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit-IR correlation (as a percent)		8.81%
Securities sold, not yet purchased | Trading account liabilities | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Credit-IR correlation (as a percent)		47.17%
Securities sold, not yet purchased | Trading account liabilities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Liabilities	$ 152,000,000	$ 142,000,000
Securities sold, not yet purchased | Trading account liabilities | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	0.00	0.00
Securities sold, not yet purchased | Trading account liabilities | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	217.00	117.00
Securities sold, not yet purchased | Trading account liabilities | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	87.78	70.33
Fixed income securities
Fair Value Inputs Assets Liabilities Quantitative Information
Price for instrument valued at par	100
Mortgage-backed securities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	1,287,000,000	2,874,000,000
Mortgage-backed securities | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	3.45	0.00
Mortgage-backed securities | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	109.21	127.87
Mortgage-backed securities | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	78.25	81.43
Mortgage-backed securities | Yield analysis
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	$ 1,377,000,000	$ 1,117,000,000
Mortgage-backed securities | Yield analysis | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	0.50%	0.01%
Mortgage-backed securities | Yield analysis | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	14.07%	19.91%
Mortgage-backed securities | Yield analysis | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	4.83%	5.89%
State and municipal, foreign government, corporate, and other debt securities | Cash flow
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	$ 1,719,000,000	$ 1,860,000,000
State and municipal, foreign government, corporate, and other debt securities | Cash flow | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread (as a percent)	0.20%	0.25%
State and municipal, foreign government, corporate, and other debt securities | Cash flow | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread (as a percent)	6.00%	6.00%
State and municipal, foreign government, corporate, and other debt securities | Cash flow | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread (as a percent)	2.51%	2.33%
State and municipal, foreign government, corporate, and other debt securities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	$ 3,761,000,000	$ 5,937,000,000
State and municipal, foreign government, corporate, and other debt securities | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	0.00	0.00
State and municipal, foreign government, corporate, and other debt securities | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	217.00	124.00
State and municipal, foreign government, corporate, and other debt securities | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 79.41	90.62
Equity securities | Cash flow
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets		$ 679,000,000
Equity securities | Cash flow | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)		4.00%
WAL (in years)		4 days
Redemption rate (as a percent)	41.21%
Equity securities | Cash flow | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)		5.00%
WAL (in years)		3 years 1 month 22 days
Redemption rate (as a percent)	41.21%
Equity securities | Cash flow | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)		4.50%
WAL (in years)		1 year 26 days
Redemption rate (as a percent)	41.21%
Equity securities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	$ 3,499,000,000	$ 2,163,000,000
Equity securities | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price		0.00
WAL (in years)	1 year 6 months
Equity securities | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price		141.00
WAL (in years)	1 year 6 months
Equity securities | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price		91.00
WAL (in years)	1 year 6 months
Asset-backed securities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	$ 3,075,000,000	3,607,000,000
Asset-backed securities | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	5.55	0.00
Asset-backed securities | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	100.21	105.50
Asset-backed securities | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	71.57	67.01
Non-marketable equity securities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	473,000,000	$ 1,224,000,000
Non-marketable equity securities | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 0.00
Discount to price (as a percent)	0.00%	0.00%
Price-to-book ratio	0.19
Non-marketable equity securities | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 132.78
Discount to price (as a percent)	90.00%	90.00%
Price-to-book ratio	1.09
Non-marketable equity securities | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 46.66
Discount to price (as a percent)	10.89%	4.04%
Price-to-book ratio	0.60
Non-marketable equity securities | Comparables Analysis
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	$ 633,000,000	$ 1,055,000,000
Non-marketable equity securities | Comparables Analysis | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
EBITDA multiples	6.80	2.90
Price-earnings ratio		8.10
Price-to-book ratio		0.99
Non-marketable equity securities | Comparables Analysis | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
EBITDA multiples	10.80	13.10
Price-earnings ratio		13.10
Price-to-book ratio		1.56
Non-marketable equity securities | Comparables Analysis | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
EBITDA multiples	9.05	9.77
Price-earnings ratio		8.43
Price-to-book ratio		1.15
Federal funds sold and securities borrowed or purchased under agreements to resell | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	$ 1,337,000,000	$ 3,156,000,000
Federal funds sold and securities borrowed or purchased under agreements to resell | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
IR lognormal volatility (as a percent)	29.02%
Interest rate (as a percent)	0.00%	1.27%
Federal funds sold and securities borrowed or purchased under agreements to resell | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
IR lognormal volatility (as a percent)	137.02%
Interest rate (as a percent)	2.03%	1.97%
Federal funds sold and securities borrowed or purchased under agreements to resell | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
IR lognormal volatility (as a percent)	37.90%
Interest rate (as a percent)	0.27%	1.80%
Loans | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	$ 892,000,000	$ 832,000,000
Loans | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	0.00	4.72
Loans | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	106.98	106.55
Loans | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	40.69	98.56
Loans | Cash flow
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	$ 750,000,000	$ 1,095,000,000
Loans | Cash flow | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	1.50%	1.60%
Loans | Cash flow | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	4.50%	4.50%
Loans | Cash flow | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	2.52%	2.23%
Loans | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	$ 524,000,000	$ 740,000,000
Loans | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread (as a percent)	0.29%	0.35%
Loans | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread (as a percent)	5.00%	5.00%
Loans | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread (as a percent)	1.05%	1.99%
Loans | Yield analysis
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets		$ 441,000,000
Mortgage servicing rights | Cash flow
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	$ 1,690,000,000	$ 1,750,000,000
Mortgage servicing rights | Cash flow | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	0.00%	5.19%
WAL (in years)	3 years 4 months 17 days	3 years 3 months 22 days
Mortgage servicing rights | Cash flow | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	23.32%	21.40%
WAL (in years)	7 years 5 months 23 days	7 years 10 months 21 days
Mortgage servicing rights | Cash flow | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	6.83%	10.25%
WAL (in years)	5 years 6 months	5 years 2 months 2 days